Portfolio of Investments
Columbia Income Opportunities Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	880
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		941
Total Communication Services		941
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	581	80,591
Total Consumer Discretionary		80,591
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,298	3,608
Total Industrials		3,608
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		85,140

Convertible Bonds 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	9,741,000	6,735,901
Total Convertible Bonds (Cost $8,577,009)			6,735,901

Corporate Bonds & Notes 90.1%

Aerospace & Defense 2.0%
Bombardier, Inc.(d)
03/15/2025	7.500%	735,000	722,663
04/15/2027	7.875%	1,135,000	1,078,435
TransDigm, Inc.(d)
12/15/2025	8.000%	851,000	865,926
03/15/2026	6.250%	6,335,000	6,246,971
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
11/15/2027	5.500%	3,839,000	3,486,528
01/15/2029	4.625%	885,000	754,268
05/01/2029	4.875%	1,136,000	967,404
Total			14,122,195
Airlines 2.0%
Air Canada(d)
08/15/2026	3.875%	2,026,000	1,791,925
American Airlines, Inc.(d)
07/15/2025	11.750%	807,000	883,244
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	6,734,341	6,418,087
04/20/2029	5.750%	149,009	135,598
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	2,719,511	2,508,992
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	2,575,961	2,547,597
Total			14,285,443
Automotive 4.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	1,087,000	1,032,654
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,240,526
Ford Motor Co.
02/12/2032	3.250%	1,627,000	1,221,763
01/15/2043	4.750%	2,224,000	1,552,176
Ford Motor Credit Co. LLC
03/18/2024	5.584%	1,920,000	1,896,688
11/01/2024	4.063%	1,439,000	1,377,791
06/16/2025	5.125%	2,268,000	2,188,723
11/13/2025	3.375%	123,000	111,770
01/08/2026	4.389%	1,730,000	1,601,780
05/28/2027	4.950%	707,000	647,714
08/17/2027	4.125%	3,098,000	2,750,075
02/10/2029	2.900%	1,363,000	1,071,171
11/13/2030	4.000%	1,780,000	1,442,984
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	775,000	672,634
IAA Spinco, Inc.(d)
06/15/2027	5.500%	3,571,000	3,348,006
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,321,511
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	1,361,000	959,906
Columbia Income Opportunities Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	2,723,000	2,627,987
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,849,760
Tenneco, Inc.(d)
01/15/2029	7.875%	2,595,000	2,578,411
Total			31,494,030
Brokerage/Asset Managers/Exchanges 1.3%
AG Issuer LLC(d)
03/01/2028	6.250%	104,000	97,617
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	2,636,000	2,646,194
NFP Corp(d)
10/01/2030	7.500%	2,070,000	1,985,631
NFP Corp.(d)
08/15/2028	4.875%	5,630,000	4,921,739
Total			9,651,181
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	2,090,000	1,847,544
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,241,942
SRS Distribution, Inc.(d)
07/01/2028	4.625%	3,064,000	2,695,640
Total			7,785,126
Cable and Satellite 6.6%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	2,999,749
03/01/2030	4.750%	5,761,000	4,799,931
08/15/2030	4.500%	3,250,000	2,641,350
02/01/2032	4.750%	2,106,000	1,688,321
CSC Holdings LLC(d)
02/01/2028	5.375%	2,194,000	2,023,209
02/01/2029	6.500%	4,255,000	4,006,285
01/15/2030	5.750%	1,247,000	960,190
02/15/2031	3.375%	3,931,000	2,851,355
DISH DBS Corp.(d)
12/01/2028	5.750%	1,271,000	1,025,807
DISH DBS Corp.
06/01/2029	5.125%	5,104,000	3,449,872
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	3,932,000	3,357,341
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,545,197
07/01/2030	4.125%	3,996,000	3,272,131
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Videotron Ltd.(d)
06/15/2029	3.625%	1,844,000	1,546,335
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,111,734
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	3,160,824
Ziggo BV(d)
01/15/2030	4.875%	5,856,000	4,941,909
Total			47,381,540
Chemicals 3.5%
Avient Corp.(d)
08/01/2030	7.125%	1,435,000	1,373,206
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,550,082
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	1,738,000	1,591,076
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	1,874,000	1,717,635
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,349,878
HB Fuller Co.
10/15/2028	4.250%	1,919,000	1,670,094
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,638,562
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	1,591,000	1,345,411
INEOS Quattro Finance 2 Plc(d)
01/15/2026	3.375%	679,000	572,745
Ingevity Corp.(d)
11/01/2028	3.875%	1,868,000	1,585,060
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,674,000	1,594,490
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	2,184,000	1,792,191
SPCM SA(d)
03/15/2027	3.125%	854,000	746,267
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	859,000	690,657
WR Grace Holdings LLC(d)
06/15/2027	4.875%	3,036,000	2,656,030
08/15/2029	5.625%	3,258,000	2,518,524
Total			25,391,908
Construction Machinery 1.4%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,548,000	4,692,191

2	Columbia Income Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,643,591
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	3,510,000	3,459,579
Total			9,795,361
Consumer Cyclical Services 2.3%
APX Group, Inc.(d)
02/15/2027	6.750%	1,365,000	1,334,136
Arches Buyer, Inc.(d)
06/01/2028	4.250%	3,007,000	2,468,496
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	338,543
02/15/2029	5.625%	1,794,000	1,602,698
Staples, Inc.(d)
04/15/2026	7.500%	1,305,000	1,134,990
Uber Technologies, Inc.(d)
05/15/2025	7.500%	3,225,000	3,225,362
08/15/2029	4.500%	7,841,000	6,721,959
Total			16,826,184
Consumer Products 1.6%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	2,387,000	2,267,531
Newell Brands, Inc.
09/15/2027	6.375%	580,000	567,923
09/15/2029	6.625%	820,000	801,348
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,115,169
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	975,000	746,691
Spectrum Brands, Inc.
07/15/2025	5.750%	1,818,000	1,793,295
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	990,000	808,709
07/15/2030	5.500%	126,000	102,047
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	1,346,000	1,013,364
Total			11,216,077
Diversified Manufacturing 1.0%
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,225,300
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,615,000	1,321,385
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,119,893
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,639,065
Total			7,305,643
Electric 5.5%
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	1,320,000	1,126,030
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,767,000	1,639,012
02/15/2031	3.750%	6,550,000	5,451,524
01/15/2032	3.750%	2,834,000	2,250,418
FirstEnergy Corp.
11/15/2031	7.375%	1,142,000	1,270,960
FirstEnergy Corp.(f)
07/15/2047	5.100%	852,000	702,817
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	2,646,000	2,145,317
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	5,194,000	4,814,174
09/15/2027	4.500%	6,418,000	5,978,613
NRG Energy, Inc.(d)
06/15/2029	5.250%	3,876,000	3,522,142
02/15/2031	3.625%	2,532,000	2,015,141
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	1,261,000	1,133,157
PG&E Corp.
07/01/2028	5.000%	1,193,000	1,081,693
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,922,000	2,738,100
01/15/2030	4.750%	2,207,000	1,985,891
Vistra Operations Co. LLC(d)
05/01/2029	4.375%	1,781,000	1,526,396
Total			39,381,385
Environmental 1.1%
GFL Environmental, Inc.(d)
06/01/2025	4.250%	3,590,000	3,440,047
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	4,819,000	4,457,303
Total			7,897,350
Finance Companies 1.9%
Navient Corp.
06/25/2025	6.750%	2,470,000	2,360,305
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	5,855,000	5,175,226

Columbia Income Opportunities Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	554,081
03/01/2031	3.875%	2,761,000	2,055,977
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	5,075,000	3,542,641
Total			13,688,230
Food and Beverage 2.5%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,801,644
06/15/2030	6.000%	1,342,000	1,291,620
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	6,220,000	5,513,705
Performance Food Group, Inc.(d)
05/01/2025	6.875%	824,000	821,374
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	1,463,000	1,225,476
03/01/2032	3.500%	456,000	350,002
Post Holdings, Inc.(d)
03/01/2027	5.750%	928,000	898,997
01/15/2028	5.625%	1,446,000	1,353,012
04/15/2030	4.625%	909,000	768,406
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,180,883
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,787,000	1,491,235
US Foods, Inc.(d)
06/01/2030	4.625%	1,417,000	1,230,915
Total			17,927,269
Gaming 3.0%
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	819,223
Boyd Gaming Corp.(d)
06/15/2031	4.750%	884,000	747,047
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	2,141,000	2,093,298
07/01/2025	6.250%	4,539,000	4,431,284
International Game Technology PLC(d)
02/15/2025	6.500%	3,329,000	3,329,951
04/15/2026	4.125%	1,252,000	1,161,543
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	2,921,523
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	1,057,000	840,353
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,339,000	2,026,426
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(d)
05/15/2028	7.000%	1,338,000	1,294,669
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,172,000	2,057,630
Total			21,722,947
Health Care 6.7%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	470,744
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	621,587
AdaptHealth LLC(d)
08/01/2029	4.625%	475,000	404,577
03/01/2030	5.125%	2,804,000	2,431,494
Avantor Funding, Inc.(d)
07/15/2028	4.625%	2,632,000	2,377,507
11/01/2029	3.875%	3,787,000	3,196,667
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	980,000	921,783
04/01/2030	3.500%	1,141,000	921,449
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	804,144
03/15/2029	3.750%	923,000	798,861
03/15/2031	4.000%	989,000	832,276
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	3,945,000	2,732,492
02/15/2031	4.750%	244,000	163,735
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	699,186
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	832,000	756,499
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,319,920
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	859,000	669,575
Owens & Minor, Inc.(d)
03/31/2029	4.500%	925,000	718,581
04/01/2030	6.625%	1,506,000	1,257,252
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	5,150,000	3,874,692
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,279,007
Syneos Health, Inc.(d)
01/15/2029	3.625%	1,240,000	1,022,513
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,660,798
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	985,379

4	Columbia Income Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	4,325,000	4,088,087
02/01/2027	6.250%	5,764,000	5,537,821
01/15/2030	4.375%	897,000	754,021
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	2,120,000	1,919,546
Total			48,220,193
Home Construction 0.4%
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	3,172,000	2,674,961
Independent Energy 5.4%
Apache Corp.
09/01/2040	5.100%	1,813,000	1,467,874
02/01/2042	5.250%	840,000	673,752
04/15/2043	4.750%	1,839,000	1,382,590
01/15/2044	4.250%	600,000	425,293
Callon Petroleum Co.
07/01/2026	6.375%	3,427,000	3,298,938
Callon Petroleum Co.(d)
08/01/2028	8.000%	4,000	3,989
06/15/2030	7.500%	785,000	745,628
CNX Resources Corp.(d)
03/14/2027	7.250%	237,000	235,131
01/15/2029	6.000%	1,450,000	1,354,723
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	2,609,000	2,434,763
Comstock Resources, Inc.(d)
03/01/2029	6.750%	891,000	853,187
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	903,000	826,885
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	3,081,000	2,901,297
02/01/2029	5.750%	2,565,000	2,347,420
04/15/2030	6.000%	739,000	673,279
Matador Resources Co.
09/15/2026	5.875%	3,220,000	3,163,650
Occidental Petroleum Corp.
09/01/2030	6.625%	2,838,000	2,953,715
01/01/2031	6.125%	3,502,000	3,515,325
09/15/2036	6.450%	3,016,000	2,995,246
SM Energy Co.
07/15/2028	6.500%	1,596,000	1,553,716
Southwestern Energy Co.
02/01/2032	4.750%	5,293,000	4,587,583
Total			38,393,984
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 2.4%
Carnival Corp.(d)
03/01/2026	7.625%	2,767,000	2,082,888
03/01/2027	5.750%	2,642,000	1,833,596
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	1,274,000	1,291,944
Cinemark USA, Inc.(d)
03/15/2026	5.875%	3,174,000	2,676,433
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	750,585
NCL Corp., Ltd.(d)
02/15/2027	5.875%	1,148,000	1,025,878
Royal Caribbean Cruises Ltd.(d)
06/01/2025	11.500%	461,000	496,317
07/01/2026	4.250%	3,360,000	2,676,088
08/31/2026	5.500%	4,084,000	3,335,254
07/15/2027	5.375%	898,000	704,654
Total			16,873,637
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	1,769,000	1,741,965
Media and Entertainment 2.6%
Clear Channel International BV(d)
08/01/2025	6.625%	1,773,000	1,689,770
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	5,707,158
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	1,220,000	1,111,919
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	1,335,000	1,202,576
01/15/2029	4.250%	1,222,000	1,004,589
03/15/2030	4.625%	3,133,000	2,585,156
Playtika Holding Corp.(d)
03/15/2029	4.250%	2,452,000	2,042,042
Roblox Corp.(d)
05/01/2030	3.875%	2,070,000	1,699,167
Univision Communications, Inc.(d)
06/30/2030	7.375%	1,529,000	1,488,859
Total			18,531,236
Metals and Mining 3.1%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	506,630
10/01/2031	5.125%	2,509,000	2,103,836
Constellium SE(d)
06/15/2028	5.625%	1,467,000	1,289,798
04/15/2029	3.750%	7,347,000	5,760,638

Columbia Income Opportunities Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	424,000	372,587
04/01/2029	6.125%	7,705,000	6,378,186
Kaiser Aluminum Corp.(d)
03/01/2028	4.625%	321,000	280,828
06/01/2031	4.500%	2,862,000	2,247,512
Novelis Corp.(d)
11/15/2026	3.250%	1,452,000	1,278,504
01/30/2030	4.750%	1,329,000	1,130,509
08/15/2031	3.875%	735,000	570,013
Total			21,919,041
Midstream 6.1%
Cheniere Energy Partners LP
03/01/2031	4.000%	1,427,000	1,204,168
01/31/2032	3.250%	3,832,000	2,982,320
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,841,000	1,515,600
DCP Midstream Operating LP
04/01/2044	5.600%	1,662,000	1,468,022
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,404,000	2,324,475
DT Midstream, Inc.(d)
06/15/2029	4.125%	1,412,000	1,220,284
EQM Midstream Partners LP(d)
07/01/2025	6.000%	739,000	716,297
06/01/2027	7.500%	619,000	612,341
07/01/2027	6.500%	2,379,000	2,319,181
01/15/2029	4.500%	2,163,000	1,838,672
01/15/2031	4.750%	2,531,000	2,114,499
EQM Midstream Partners LP
12/01/2026	4.125%	840,000	744,354
07/15/2048	6.500%	3,024,000	2,329,531
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	904,000	873,080
02/01/2028	5.000%	3,553,000	3,230,594
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,716,540
06/01/2026	6.000%	1,402,000	1,358,667
04/28/2027	5.625%	3,054,000	2,836,386
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	3,616,462
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,560,000	2,214,765
08/15/2031	4.125%	3,987,000	3,408,578
11/01/2033	3.875%	2,170,000	1,741,603
Western Gas Partners LP
07/01/2026	4.650%	1,753,000	1,657,242
Total			44,043,661
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.7%
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	4,774,791	4,718,573
Other REIT 1.6%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	2,461,000	2,093,782
Ladder Capital Finance Holdings LLLP/Corp.(d)
02/01/2027	4.250%	4,038,000	3,413,284
06/15/2029	4.750%	879,000	702,615
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,016,158
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	1,416,000	1,210,313
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	886,556
Service Properties Trust
03/15/2024	4.650%	1,652,000	1,572,771
10/01/2024	4.350%	771,000	708,061
Total			11,603,540
Packaging 2.2%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	682,000	654,370
09/01/2029	4.000%	4,842,000	3,687,513
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,546,044
Canpack SA/US LLC(d)
11/15/2029	3.875%	3,208,000	2,547,430
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	6,695,000	6,155,520
Total			15,590,877
Pharmaceuticals 1.6%
Bausch Health Companies, Inc.(d)
02/01/2027	6.125%	1,580,000	1,041,713
06/01/2028	4.875%	2,366,000	1,451,928
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	1,356,000	1,060,293
Jazz Securities DAC(d)
01/15/2029	4.375%	1,315,000	1,166,397
Organon Finance 1 LLC(d)
04/30/2028	4.125%	3,647,000	3,209,965
04/30/2031	5.125%	3,930,000	3,336,839
Total			11,267,135

6	Columbia Income Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 1.1%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,095,000	6,411,116
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	4,600,000	4,756
Subordinated
12/01/2037	0.000%	180,000	186
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	9,865,000	10,039
MGIC Investment Corp.
08/15/2028	5.250%	491,000	445,438
Radian Group, Inc.
03/15/2025	6.625%	197,000	194,533
03/15/2027	4.875%	1,162,000	1,028,260
Total			8,094,328
Restaurants 1.1%
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,562,606
Yum! Brands, Inc.
04/01/2032	5.375%	1,827,000	1,634,559
Total			8,197,165
Retailers 1.4%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	466,257
02/15/2032	5.000%	567,000	457,125
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	545,788
L Brands, Inc.(d)
07/01/2025	9.375%	460,000	479,277
10/01/2030	6.625%	2,005,000	1,796,458
L Brands, Inc.
06/15/2029	7.500%	385,000	365,148
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	2,257,000	1,910,305
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	707,978
Penske Automotive Group, Inc.
09/01/2025	3.500%	916,000	854,652
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	2,294,000	2,091,080
Total			9,674,068
Supermarkets 0.2%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	953,000	883,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	782,515
Total			1,666,387
Technology 7.2%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	4,055,000	3,526,644
Block, Inc.
06/01/2031	3.500%	890,000	716,509
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,010,940
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,661,204
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,124,000	973,564
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,560,000	1,393,002
06/15/2030	5.950%	2,153,000	1,967,394
Gartner, Inc.(d)
06/15/2029	3.625%	852,000	734,247
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,336,000	2,041,381
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,140,777
HP, Inc.(d)
03/01/2029	4.750%	5,918,000	5,976,156
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	2,719,000	2,188,940
Iron Mountain, Inc.(d)
09/15/2027	4.875%	1,321,000	1,218,798
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	5,227,000	3,045,827
Microchip Technology, Inc.
09/01/2025	4.250%	2,205,000	2,102,604
NCR Corp.(d)
10/01/2028	5.000%	2,061,000	1,747,047
04/15/2029	5.125%	3,520,000	2,951,337
10/01/2030	5.250%	124,000	100,160
Picard Midco, Inc.(d)
03/31/2029	6.500%	1,305,000	1,132,220
PTC, Inc.(d)
02/15/2028	4.000%	911,000	831,028
Sensata Technologies BV(d)
09/01/2030	5.875%	1,340,000	1,272,799
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	3,288,000	3,031,321

Columbia Income Opportunities Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Switch Ltd.(d)
09/15/2028	3.750%	1,212,000	1,224,137
06/15/2029	4.125%	1,894,000	1,900,591
Synaptics, Inc.(d)
06/15/2029	4.000%	1,275,000	1,056,703
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,652,690
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	3,880,237
Total			51,478,257
Wireless 3.1%
Altice France SA(d)
02/01/2027	8.125%	3,063,000	2,805,665
01/15/2028	5.500%	3,438,000	2,727,771
07/15/2029	5.125%	2,921,000	2,201,913
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,267,146
Sprint Capital Corp.
11/15/2028	6.875%	5,588,000	5,765,339
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	2,611,475
07/15/2031	4.750%	3,314,000	2,689,674
Total			22,068,983
Wirelines 1.8%
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	3,329,000	2,571,144
Frontier Communications Holdings LLC(d)
10/15/2027	5.875%	1,315,000	1,219,755
05/15/2030	8.750%	1,598,000	1,631,511
Iliad Holding SAS(d)
10/15/2026	6.500%	5,133,000	4,757,757
10/15/2028	7.000%	3,302,000	2,986,787
Total			13,166,954
Total Corporate Bonds & Notes (Cost $728,490,914)			645,796,814

Foreign Government Obligations(h) 0.5%

Canada 0.5%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	3,587,000	3,205,313
05/15/2029	4.250%	624,000	509,632
Total			3,714,945
Total Foreign Government Obligations (Cost $3,862,309)			3,714,945

Senior Loans 2.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	2.500%	4,657,112	4,034,223
Health Care 0.4%
Surgery Center Holdings, Inc.(i),(j)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	7.070%	3,224,350	3,073,418
Media and Entertainment 0.5%
Cengage Learning, Inc.(i),(j)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	7.814%	3,704,026	3,264,174
Technology 1.4%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	2.500%	4,098,033	3,750,847
UKG, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	7.504%	1,501,560	1,458,045
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	6.998%	5,387,720	5,190,907
Total			10,399,799
Total Senior Loans (Cost $22,557,611)			20,771,614

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(k),(l)	20,676,221	20,667,951
Total Money Market Funds (Cost $20,665,031)		20,667,951
Total Investments in Securities (Cost: $787,344,021)		697,772,365
Other Assets & Liabilities, Net		19,426,245
Net Assets		717,198,610

8	Columbia Income Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, October 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2022, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $539,279,243, which represents 75.19% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(g)	Represents a security in default.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The stated interest rate represents the weighted average interest rate at October 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	26,788,697	46,488,788	(52,610,376)	842	20,667,951	560	107,564	20,676,221
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Income Opportunities Fund | First Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT164_07_M01_(12/22)